DIRECTORS LOAN	3 Months Ended
Jun. 30, 2025
DIRECTORS LOAN
DIRECTOR'S LOAN

8. DIRECTOR’S LOAN

In December 2019, the Company entered into a loan extension and amendment agreement (the “Loan”) with a director and significant shareholder of the Company (the “Lender”), pursuant to which a previous loan agreement with a maturity date of November 26, 2019 was extended for five years or earlier pending the achievement of certain financing milestones. The Loan has a principal sum of $1,000,000, is unsecured and bears interest at a rate of 10% per annum. On November 25, 2024, the Lender agreed to extend the repayment date of the Loan to November 26, 2025.

Pursuant to the Loan, the Company issued to the Lender a loan bonus comprising of 16,000,000 common share purchase warrants (the “Warrants”) with an expiry of five years and an exercise price of $0.05 per share.

The change in the Loan balance is as follows:

	Three months ended	Year ended
	June 30, 2025	March 31, 2025
	($)	($)
Opening balance	966,304	784,947
Amortization of transaction costs	12,418	181,357
Closing balance	978,722	966,304

Finance expenses		Three months ended June 30,
	2025	2024
	($)	($)
Interest on loan	24,932	24,932
Amortization of transaction costs	12,418	40,593
Total	37,350	65,525